Leases - Schedule of Future Minimum Lease Payments under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013
Leases [Line Items]
Total minimum lease payments	¥ 59,491
Less: Amount representing interest	(31,554)
Present value of net lease payments	¥ 27,937